Stockholders' Equity (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2016	May 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Nov. 01, 2016	May 04, 2016	Oct. 31, 2008
Summary of Stockholders' Equity Disclosure [Line Items]
Preferred stock authorized (in shares)			25,000,000
Preferred stock issued (in shares)			0
Preferred stock outstanding (in shares)			0
Stock Issued During Period, Shares, New Issues	74,800,000	59,800,000
Shares Issued, Price Per Share						$ 4.90	$ 4.40
Proceeds from issuance of common stock	$ 351.0	$ 249.5	$ 0.0	$ 600.4	$ 0.0
Stock Repurchase Program, Authorized Amount								$ 150.0
Stock Repurchase Program, Remaining Authorized Repurchase Amount			$ 125.6
Minimum [Member] | Revolving Credit Facility [Member]
Summary of Stockholders' Equity Disclosure [Line Items]
Amount Of Threshold Under Credit Facility, Dividend Restriction, Unlimited			20.00%
Amount Of Threshold Under Credit Facility, Dividend Restriction, Unlimited with Financial Covenant Compliance			15.00%
Maximum [Member] | Revolving Credit Facility [Member]
Summary of Stockholders' Equity Disclosure [Line Items]
Annual Dividend Restriction Monetary Limit			$ 18.0
Annual Dividend Restriction Rate Limit			0.50%
Aggregate Dividend Restriction Monetary Limit			$ 25.0
Aggregate Dividend Restriction Rate Limit			0.70%